Note 15 - Restructuring Costs and Other (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
(in millions)	Severance Reserve (5)	Exit Costs Reserve (5)	Long-lived Asset Impairments and Inventory Write-downs (5)	Accelerated Depreciation (5)	Total
Balance as of December 31, 2012 (Predecessor):	$38	$45	$—	$—	$83
Eight months charges - continuing operations	38	3	4	4	49
Eight months charges - discontinued operations	3	—	—	—	3
Eight months utilization/cash payments	(48)	(32)	(4)	(4)	(88)
Eight months other adjustments & reclasses (1)	(3)	(9)	—	—	(12)
Balance as of August 31, 2013 (Predecessor):	$28	$7	$—	$—	$35

Four months charges	$13	$3	$1	$—	$17
Four months utilization/cash payments	(15)	(3)	(1)	—	(19)
Four months other adjustments & reclasses (2)	—	1	—	—	1
Balance as of December 31, 2013 (Successor):	26	8	—	—	34
2014 charges - continuing operations	51	2	3	2	58
2014 charges - discontinued operations	3	—	—	—	3
2014 utilization/cash payments	(47)	(5)	(3)	(2)	(57)
2014 other adjustments & reclasses (3)	(11)	—	—	—	(11)
Balance as of December 31, 2014 (Successor):	22	5	—	—	27
2015 charges - continuing operations	32	4	1	8	45
2014 charges - discontinued operations	1	—	—	—	1
2015 utilization/cash payments	(36)	(5)	(1)	(8)	(50)
2015 other adjustments & reclasses (4)	(12)	—	—	—	(12)
Balance as of December 31, 2015 (Successor):	$7	$4	$—	$—	$11